       As filed with the Securities and Exchange Commission on August 12, 1998

                                                   FILE NO. 33-03093 (811-07615)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.   20549

                                       FORM N-4

                REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933          /X/
                                                                            ----

                            PRE-EFFECTIVE AMENDMENT NO. ___                 /  /
                                                                            ----

                            POST-EFFECTIVE AMENDMENT NO. 8*                  /X/
                                                                            ----

                     REGISTRATION STATEMENT UNDER THE INVESTMENT
                                 COMPANY ACT of 1940                         /X/
                                                                            ----

                                  AMENDMENT NO. 10*                          /X/
                                                                            ----

                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                              (Exact Name of Registrant)

                       GREAT AMERICAN RESERVE INSURANCE COMPANY
                                 (Name of Depositor)

             11825 North Pennsylvania Street, Carmel, Indiana 46032-4572
                (Address of Principal Executive Offices of Depositor)
                     Depositor's Telephone Number:  800-437-3506

                              --------------------------

                                 Karl W. Kindig, Esq.
                      Great American Reserve Insurance Company
                          11825 North Pennsylvania Street
                               Carmel, Indiana 46032
                       (Name and Address of Agent for Service)

                                       COPY TO:
                                  John H. Grady, Jr.
                                   C. Ronald Rubley
                             Morgan, Lewis & Bockius LLP
                                2000 One Logan Square
                             Philadelphia, PA  19103-6993

                              --------------------------

     It is proposed that this filing will become effective (check appropriate box)
                         immediately upon filing pursuant to paragraph (b) of
                   ----  Rule 485
                         on (date) pursuant to paragraph (b) of Rule 485
                   ----
                     X   60 days after filing pursuant to paragraph (a) of Rule
                   ----  485
                         on (date) pursuant to paragraph (a) of Rule 485
                   ----
     If appropriate, check the following box:

                         This post-effective amendment designates a new
                   ---- effective date for a previously filed post-effective amendment

     TITLE OF SECURITIES BEING REGISTERED:  Individual Variable Annuity
Contracts

*Amendment on Form N-4 to Registration Statement on Form N-3 in connection with
change in registration from a management investment company to     a unit
investment trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET

                                                                                Location in Statement of
Form N-4 Item Number               Location in Prospectuses                     Additional Information
--------------------               ------------------------                     ----------------------
Item  1.       Cover Page          Cover Page                                   N/A

Item  2.       Definitions         Definitions                                  N/A

Item  3.       Synopsis            Table of Fees                                N/A
               or Highlights       and Expenses


Item  4.       Condensed           Accumulation                                 N/A
               Financial           Unit Values
               Information

Item  5.       General             Great American Reserve                       N/A
               Description         Insurance Company;
               of Registrant,      The Separate Account
               Depositor and
               Portfolio
               Companies

Item  6.       Deductions          The Contract - Fees and                      N/A
               and Expenses        Charges

Item  7.       General             The Contract                                 N/A
               Description
               of Variable
               Annuity
               Contracts

Item  8.       Annuity Period      The Contract - Annuity                       N/A
                                   Provisions

Item  9.       Death Benefit       The Contract - Payment                       N/A
                                   On Death

Item 10.       Purchases and       The Contract - Purchases Payments;           N/A
               Contract            The Contract - Accumulation
               Value               Units

Item 11.       Redemptions         The Contract - Withdrawals                   N/A

Item 12.       Taxes               Federal Income Tax                           N/A
                                   Considerations

Item 13.       Legal               N/A                                          N/A
               Proceedings



                                CROSS REFERENCE SHEET

                                                                                Location in Statement of
Form N-4 Item Number               Location in Prospectuses                     Additional Information
--------------------               ------------------------                     ----------------------

Item 14.       Table of            Table of Contents of                         N/A
               Contents of         Statement of Additional
               Statement of        Information
               Additional
               Information

Item 15.       Cover Page          N/A                                          Cover Page

Item 16.       Table of            N/A                                          Cover Page
               Contents

Item 17.       General             N/A                                          N/A
               Information
               and History

Item 18.       Services            Great American Reserve                       N/A
                                   Insurance Company

Item 19.       Purchase of         The Contract - Purchases Payments;           Distribution of
               Securities          The Contract - Withdrawals                   Contracts and
               Being Offered                                                    Certificates
               and Expenses

Item 20.       Underwriters        N/A                                          Distribution of
                                                                                Contracts

Item 21.       Calculation of      N/A                                          Calculation of
               Performance                                                      Return Quotations
               Data

Item 22.       Annuity             N/A                                          Variable Annuity
               Payments                                                         Provisions

Item 23.       Financial           N/A                                          Financial Statements
               Statements

                       RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                         OF

                      GREAT AMERICAN RESERVE INSURANCE COMPANY
   ADMINISTRATIVE OFFICE: 11825 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032
                               PHONE: (800) 437-3506

     INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS



     The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Great American Reserve Insurance Company ("Great American Reserve"). The Contract provides seven investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold ONLY to individuals who wish to accumulate assets by engaging in strategic or tactical asset allocation investing with the assistance of a professional money manager.

     The investment options, which are provided through Rydex Advisors Variable Annuity Account (a separate account of Great American Reserve), are separate investment funds ("Funds") of Rydex Variable Trust ("Trust"). The names of the Funds are the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno, U.S. Government Money Market Funds. THE TRUST PROSPECTUS, WHICH ACCOMPANIES THIS PROSPECTUS, PROVIDES AN INVESTMENT RISK/RETURN SUMMARY AND OTHER INFORMATION ABOUT THE FUNDS AND THE TRUST.

     The Contract also provides for investment in a Fixed Account of Great American Reserve. Allocations and transfers to the Fixed Account are held in the general account of Great American Reserve, accumulate on a fixed basis and are guaranteed by the general account assets of Great American Reserve.

     INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Prospectus contains information that a prospective Contract Owner should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional
Information, dated October     , 1998, which has been filed with the Securities
and Exchange Commission and is incorporated herein by reference. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

     INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write to Conseco Equity Sales, Inc., 11825 North, Pennsylvania Street, Carmel, Indiana 46032, or call (800) 437-3506. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

October __, 1998


                                      PROSPECTUS

                                  TABLE OF CONTENTS

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

TABLE OF FEES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . .    4

ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . . .    5

GREAT AMERICAN RESERVE INSURANCE COMPANY . . . . . . . . . . . . . . . . .    6

THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
     Rydex Variable Trust  . . . . . . . . . . . . . . . . . . . . . . . .    7

THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
     Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . .    9
     Accumulation Units. . . . . . . . . . . . . . . . . . . . . . . . . .    9
     Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
     Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
     Suspension of Payment or Transfers. . . . . . . . . . . . . . . . . .   11
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . .   12
     Payment on Death. . . . . . . . . . . . . . . . . . . . . . . . . . .   12
     Annuity  Provisions . . . . . . . . . . . . . . . . . . . . . . . . .   13
     Fees and Charges. . . . . . . . . . . . . . . . . . . . . . . . . . .   14
     Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
     Income Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
     Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
     The Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . .   16
     Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
     Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17

FEDERAL INCOME TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . .   17
     Annuity Contracts in General. . . . . . . . . . . . . . . . . . . . .   17
     Qualified and Non-Qualified Contracts . . . . . . . . . . . . . . . .   18
     Withdrawals -- Non-Qualified Contracts. . . . . . . . . . . . . . . .   18
     Withdrawals --  Qualified Contracts . . . . . . . . . . . . . . . . .   18
     Withdrawals -- Tax-Sheltered Annuities. . . . . . . . . . . . . . . .   18
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
     Investor Control. . . . . . . . . . . . . . . . . . . . . . . . . . .   19

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . .   20

                                   DEFINITIONS


ACCUMULATION UNIT: A unit of measure used to compute your interest in a subaccount of the Separate Account.

ANNUITY DATE:  The date on which annuity payments begin.

CONTRACT: The individual deferred variable annuity offered by and described in this Prospectus.

CONTRACT OWNER: The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

CONTRACT VALUE: The current value of all interests held under the Contract in subaccounts of the Separate Account and the Fixed Account.

FINANCIAL ADVISOR: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic or tactical asset allocation services to the Contract Owner and who is not prevented from providing such services by any federal or state regulatory action.

FIXED ACCOUNT: An account maintained by Great American Reserve as part of its general asset account where amounts allocated and transferred to the account are held and accumulated on a fixed basis.

SEPARATE ACCOUNT: Rydex Advisor Variable Annuity Account, a separate account of Great American Reserve Insurance Company.

YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

WE OR US: A reference to "we"or "us" denotes Great American Reserve Insurance Company.

                              TABLE OF FEES AND EXPENSES

 CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Purchase Payments . . . . . . . . . . . . . . .    None

 Withdrawal Charge (percent of purchase payments withdrawn)  . . . . .       7%*

 Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    None

 ANNUAL CONTRACT FEE . . . . . . . . . . . . . . . . . . . . . . . . .    NONE

 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF SUBACCOUNT
 VALUES)

 Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    1.25%

 Contract Administration Fee   . . . . . . . . . . . . . . . . . . . .    0.15%

 Total Separate Account Annual Expenses  . . . . . . . . . . . . . . .    1.40%

-------------------------

* THE CHARGE ON A WITHDRAWAL OF A PURCHASE PAYMENT DECLINES TO ZERO IN 1% INCREMENTS OVER A SEVEN-YEAR PERIOD COMMENCING ON THE DATE WE RECEIVED THE PURCHASE PAYMENT. SEE "FEES AND CHARGES" IN 1% INCREMENTS IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION, INCLUDING INFORMATION ON FREE WITHDRAWALS.


RYDEX VARIABLE TRUST ANNUAL EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)

                                                                          TOTAL
                                              MANAGEMENT       OTHER       FUND
                                                FEES        EXPENSES   EXPENSES
                                              ----------    --------   --------
 Nova Fund                                         0.75%           %          %
 Ursa Fund                                         0.90%           %          %
 OTC Fund                                          0.75%           %          %
 Precious Metals Fund                              0.75%           %          %
 U.S. Government Bond Fund                         0.50%           %          %
 Juno Fund                                         0.90%           %          %
 U.S. Government Money Market Fund                 0.50%           %          %

-------------------------


EXAMPLES

     The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested.

     If you surrender your Contract at the end of the applicable period, or if you annuitize your Contract at the end of the applicable period and your Contract has been in effect less than five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                               ONE      THREE
                                                               YEAR     YEARS
                                                               ----     -----
 Nova Subaccount   . . . . . . . . . . . . . . . . . . . .
 Ursa Subaccount . . . . . . . . . . . . . . . . . . . . .
 OTC Subaccount  . . . . . . . . . . . . . . . . . . . . .
 Precious Metals Subaccount  . . . . . . . . . . . . . . .
 U.S. Government Bond Account  . . . . . . . . . . . . . .
 Juno Subaccount . . . . . . . . . . . . . . . . . . . . .
 U.S. Government Money Market Subaccount . . . . . . . . .

     If you do not surrender your Contract at the end of the applicable period, or if you annuitize your Contract at the end of the applicable period and your Contract has been in effect for five or more years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                               ONE      THREE
                                                               YEAR     YEARS
                                                               ----     -----
 Nova Subaccount . . . . . . . . . . . . . . . . . . . .
 Ursa Subaccount . . . . . . . . . . . . . . . . . . . .
 OTC Subaccount  . . . . . . . . . . . . . . . . . . . .
 Precious Metals Subaccount  . . . . . . . . . . . . . .
 U.S. Government Bond Subaccount . . . . . . . . . . . .
 Juno Subaccount . . . . . . . . . . . . . . . . . . . .
 U.S. Government Money Market Subaccount . . . . . . . .

     The purpose of the above table is to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the subaccounts of the Separate Account. Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity Contracts, which currently range from 0% to 3.5%, or any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services. For additional information on fees and expenses, see "Fees and Charges" in this prospectus.


                               ACCUMULATION UNIT VALUES

     The following table shows Accumulation Unit Values and the number of Accumulation Units outstanding for the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund subaccounts of the Separate Account for the periods indicated.

                                                                    PERIODS ENDED DECEMBER 31, 1997
                                                                         PRECIOUS       U.S. GOV'T.               U.S. GOV'T MONEY
                                     NOVA(a)     URSA(a)       OTC(a)    METALS(b)        BOND(b)     JUNO(a)         MARKET (a)
                                     -------     -------       ------    ---------      -----------   -------     ----------------
 Values at
 Beginning of Period               $  10.00    $  10.00      $  10.00    $ 10.00          $ 10.00      $10.00       $    10.00
 Values at End of Period           $  12.21    $   8.07      $  10.65    $  7.02          $ 11.82      $ 9.01       $    10.32
 Number of Outstanding
 at End of Period                   855,862     356,784       222,217     73,827           75,493                    1,734,974

(a) For the period May 7, 1997 (date subaccount was established) through December 31, 1997.
(b) For the period May 29, 1997 (date subaccount was established) through December 31, 1997.

     The financial statements of Great American Reserve and the Separate Account are included in the Statement of Additional Information.

     In advertisements of the Contracts, information on total return performance and on annual changes in Accumulation Unit values may be provided. Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the subaccount has been in existence. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show average annual rates of total return, assuming other amounts invested at the beginning of the period and not withdrawn at the end of the period. Average annual total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts). In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period. Future performance will vary and the results shown are not necessarily representative of future results.


                       GREAT AMERICAN RESERVE INSURANCE COMPANY

     Great American Reserve Insurance Company ("Great American Reserve"), originally organized in 1937, is principally engaged in the life insurance business in 49 states and the District of Columbia. Great American Reserve is a stock company organized under the laws of the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"). Conseco provides corporate and Contract administration services to Great American Reserve. Conseco is a publicly-owned financial services holding company, the principal operations of which are the development, marketing and administration of specialized annuity and life insurance products. Conseco is located at 11825
N. Pennsylvania Street, Carmel, Indiana, 46032. All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to Great American Reserve's administrative office at 11825 North Pennsylvania Street, Carmel, Indiana, 46032, (800)437-3506.

                                 THE SEPARATE ACCOUNT

     Great American Reserve established the Rydex Advisor Variable Annuity Account (the ASeparate Account") under Texas insurance law on April 15, 1996, as a separate investment account for the Contracts. On May 2, 1996, the Separate Account was registered with the Securities and Exchange Commission (the ASEC") as a management investment company pursuant to the provisions of the Investment Company Act of 1940, as amended (the A1940 Act"). The Separate Account is divided into seven subaccounts, each holding a separate portfolio of investments. On September __, 1998, Contract Owners approved a change of registration of the Separate Account from a management investment company to a unit investment trust and approved the transfer of the assets held in the subaccounts to Rydex Variable Trust (the ATrust"). In exchange for the assets, the Trust issued a separate series of shares to each subaccount and assumed liabilities of each subaccount.

     Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any other income, gains or losses of Great American Reserve. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business of Great American Reserve. Great American Reserve is obligated to pay all benefits and make all payments provided under the Contracts.

     As a Contract Owner participating in the Separate Account, you may instruct Great American Reserve as to the voting of the shares of the Rydex Variable Trust Fund held in subaccounts of the Separate Account in which you have an interest. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable subaccount by the net asset value per share of the Fund. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

RYDEX VARIABLE TRUST

     The Trust is organized as a Delaware business trust and is registered with the SEC as an open-end management investment company under the 1940 Act. PADCO Advisors II, Inc. serves as the investment adviser and manager of the Funds. YOU SHOULD READ THE PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS IS ATTACHED TO THIS PROSPECTUS. The following Funds are available under the Contracts:


 Nova Fund             -    seeks to provide returns that correspond to 150% of
                            the performance of  the S&P 500 Index

 Ursa Fund             -    seeks to provide results that will inversely
                            correlate to the performance of the S&P 500 Index

 OTC Fund              -    seeks to provide investment results that correspond
                            to the NASDAQ 100 IndexJ (a capitalized-weighted index composed of 100 of the largest non-financial securities listed on the National Association of Securities Dealers Automated Quotation System)

 Precious Metals Fund  -    seeks to provide investment results that correspond
                            to the Philadelphia Stock Exchange Gold/Silver
                            IndexJ (a capitalization-weighted index featuring securities of eleven widely-held companies in gold and silver mining and production industry or companies that invest in such mining and production companies

 U.S. Government       -    seeks to provide investment results that correspond
   Bond Fund                to  120% of the price movement of the Long Treasury
                            Bond

 Juno Fund             -    seeks total returns that inversely correlate to the
                            price movement of the Long Treasury Bond

 U.S. Government       -    seeks to provide security of principal, high income
   Money Market Fund        and liquidity

                                     THE CONTRACT

     The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic or tactical asset allocation services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. You may make withdrawals from or surrender your Contract at any time, BUT ONLY YOUR FINANCIAL ADVISOR MAY GIVE STRATEGIC OR TACTICAL ASSET ALLOCATION DIRECTIONS TO US AND/OR OUR DESIGNEE. We do not recommend, select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor. If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "AFederal Income Tax Considerations" in this Prospectus.

     To change your Financial Advisor without interrupting allocations and transfers among your investment subaccounts, you must: (1) notify us in writing of the name of your new Financial Advisor and (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

     If we receive notification that your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or that your Financial Advisor has resigned or has died, amounts credited under your Contract to subaccounts of the Separate Account will be transferred to the U.S. Government Money Market subaccount. You may, however, transfer amounts from the U.S. Government Money Market subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us strategic or tactical asset allocation directions, your investment options are limited to the U.S. Government Money Market subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract subject to any applicable withdrawal fee.

     THE STRATEGIC OR TACTICAL ASSET ALLOCATION CONTEMPLATED IN THE CONTRACT MAY BE CHARACTERIZED AS AGGRESSIVE INVESTING. THERE CAN BE NO ASSURANCE THAT ANY FINANCIAL ADVISOR WILL PREDICT MARKET MOVES SUCCESSFULLY. IN SELECTING YOUR FINANCIAL ADVISOR, CAREFULLY CONSIDER THE EDUCATION, EXPERIENCE AND REPUTATION OF THE FINANCIAL ADVISOR.

     The Contract may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the funds becomes inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission and any governing state insurance department, substitute another fund for existing and future funds.

PURCHASE PAYMENTS

     To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue your Contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information. If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract within one business day. The transaction cut-off time for crediting purchase payments to subaccounts of the Separate Account is 2:30 p.m., Eastern time. The transaction cut-off time for crediting purchase payments to the Fixed Account is 4:00 p.m., Eastern time. We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

     If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or such other period as provided in your state). When you cancel the Contract within this time period, Great American Reserve will not assess a withdrawal charge. On the day we receive your request we will return your purchase payment.

     Initial purchase payments to be allocated to the Separate Account are credited to the U.S. Government Money Market subaccount. Fourteen days after the Contract Date, transfers will be made to subaccounts of the Separate Account pursuant to instructions from your Financial Advisor. Purchase payments are allocated to the Fixed Account upon receipt pursuant to instructions from your Financial Advisor.

     The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $500,000. Payments to us in excess of $500,000 require our prior approval.

     The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11825 North Pennsylvania Street, Carmel, Indiana 46032.

ACCUMULATION UNITS

     Purchase payments allocated or transferred to a subaccount are credited to the Contract in the form of Accumulation Units of the subaccount selected. The number of Accumulation Units credited is determined by dividing the purchase payment allocated to the subaccount by the value of the Accumulation Unit for the valuation period in which the purchase payment is received at our administrative office or, in the case of the first purchase payment, is accepted by us.

     Accumulation Units are used to account for all amounts allocated or transferred to or withdrawn from a subaccount as a result of purchase payments, withdrawals, transfers and charges.

     For each subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when it was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a subaccount to the next valuation day, measured from the time each day the subaccount is valued.

     The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the subaccount less any liabilities, by the total number of Accumulation Units of the subaccount.

TRANSFERS

     Transfers among the subaccounts may only be made by your Financial Advisor at any time prior to the Annuity Date. Transfer requests may be made by written instruction or by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

     The minimum amount which can be transferred is $500 from any subaccount or your entire interest in the subaccount, if less. We do not charge you for transfers.

     The transaction cut-off times for the transfers among the subaccounts are as follows. With respect to transfers for the Nova, Ursa, and OTC subaccounts, the time is 3:45 p.m., Eastern time; for the Precious Metals subaccount, the time is 3:30 p.m., Eastern time; for the U.S. Government Bond and Juno subaccounts, the time is 2:45 p.m., Eastern time; and for the U.S. Government Money Market subaccount and the Fixed Account, the time is 4:00 p.m., Eastern time. For transfers involving different transaction end times, the earlier of the times indicated above applies. Telephone and electronic transfer orders will be accepted only prior to the transaction cut-off times. If the primary exchange or market on which the underlying Fund transacts business closes early, the above cut-off time will be approximately thirty minutes (forty-five minutes, in the case of the Precious Metals Fund) prior to the close of such exchange or market.

WITHDRAWALS

     Prior to of the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which a proper written request for withdrawal (and the Contract, if required) are received at our administrative office. Withdrawal requests may be made only between 8:30 a.m. Eastern time, and 2:30 p.m., Eastern time; withdrawal requests received after 2:30 p.m., will be accepted at the close of business on the next business day. Payment will normally be made within seven days of receipt of the written request and the Contract, if required. A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances). Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "AWithdrawal Charge" and "Federal Income Tax Considerations" in this Prospectus.

     The minimum withdrawal is $500, and the remaining Contract Value must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement.) If a partial withdrawal plus any withdrawal charge would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Great American Reserve reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums. If you request a partial withdrawal, you must specify in writing the subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

     Great American Reserve will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

     Great American Reserve may be required to suspend or postpone payments for withdrawal or transfers for any period when:

1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

3. an emergency (including severe weather conditions) exists as a result of which disposal of shares of the Funds is not reasonably practicable or Great American Reserve cannot reasonably value the shares of the Funds;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

SYSTEMATIC WITHDRAWAL PLAN

     We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified subaccounts on a periodic basis. The plan is limited to free withdrawal amounts to ensure that no withdrawal charge will apply. See "Fees and Charges" in this Prospectus. If you make an additional withdrawal outside the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us. Withdrawals under the plan may result in tax consequences (including an additional 10% tax penalty under certain circumstances). See "Federal Income Tax Considerations" in this Prospectus.

PAYMENT ON DEATH

     If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the beneficiary. The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state). When we receive notification of a Contract Owner's death, the amounts held in subaccounts under your Contract will be transferred to the U.S. Government Money Market subaccount. Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

     If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

     If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you and we are notified in writing within thirty days. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

     If the Annuitant dies after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

     Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY  PROVISIONS

     You may select any one of the following annuity options which currently are available on a fixed basis only or any other option satisfactory to you and Great American Reserve. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable Withdrawal Charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected. No withdrawal charge is applicable if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years. Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual on whose continuation of life annuity payments may depend.

     First Option--Life Annuity. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners annuitizing over the age of 85.

     Second Option--Life Annuity With Guaranteed Periods. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

     Third Option--Installment Refund Life Annuity. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

     Fourth Option--Payments for a Fixed Period. Payments are made for the number of years selected, which may be from 3 through 20. Should the Annuitant die before the specified number of monthly payments are made, the remaining payments will be commuted and paid to the designated beneficiary in a lump sum payment.

     Fifth Option--Joint and Survivor Annuity. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 b% of the annuity payment (or limits) in effect during their joint lifetime.

     Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

     We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

     You select the Annuity Date in the application for the Contract, and you may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date. For a Contract held under tax-qualified retirement arrangements, the Annuity Date generally may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

FEES AND CHARGES

     CONTRACT ADMINISTRATION FEE. We deduct a Contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

     MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Great American Reserve assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk Great American Reserve assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each subaccount.

     WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits Great American Reserve to recover a portion of its expenses relating to the sale of the Contract. Great American Reserve may assess a withdrawal charge against the purchase payments when the payments are withdrawn. Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of (a) purchase payments that have been in the Contract more than seven complete Contract years or (b) free withdrawal amounts described below. The length of time from receipt of a Purchase Payment to the time of withdrawal determines the withdrawal charge. For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain.

     No withdrawal charge is applicable in the event of the death of the Contract Owner (subject to certain state variations) or if payments are made under an annuity option provided for under the Contract that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years. The withdrawal charge equals:

         Complete Years Since                     Withdrawal Charge
          Receipt of Payment                      -----------------
          ------------------
                  0                                      7%
                  1                                      7%
                  2                                      6%
                  3                                      5%
                  4                                      4%
                  5                                      3%
                  6                                      2%
           7 and thereafter                              0%

     In addition, in certain states the following circumstances further limit or reduce withdrawal charges: for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later; for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

     A Contract Owner may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date of receipt of the withdrawal request). Additional withdrawals in excess of that amount in any Contract year during the period when any withdrawal charge is applicable will be subject to the appropriate charge as set forth above.

     Withdrawals which are authorized by you to pay compensation to your Financial Advisor are treated as free withdrawals, and are not counted toward the 10% limit; however, there may be certain adverse tax consequences. See "Withdrawals" and "Federal Income Tax Considerations."

     With respect to any Contract which is owned by a "charitable remainder unitrust" or a "charitable remainder annuity trust" (both a "Charitable Remainder Trust") within the meaning of Section 664(d) of the Internal Revenue Code (the "Code"), Great American Reserve may, in its discretion, permit an additional free withdrawal necessary to fund required distributions by the Charitable Remainder Trust in any Contract year. In order for a Charitable Remainder Trust to qualify for such an increase, the trustee or trustees of the Charitable Remainder Trust will be required to certify: (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of Section 664 of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under
Section 664 of the Code for the year in which such amounts are withdrawn or for a prior year; (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

     Great American Reserve also reserves the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Great American Reserve is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is Great American Reserve's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Great American Reserve may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the state.

INCOME TAXES

     Great American Reserve will deduct from the Contract for any income taxes which it incurs because of the Contract. At the present time, we are not making any such deductions.

FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the various Funds, which are described in the attached Trust prospectus.

THE FIXED ACCOUNT

     In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred; this restriction, however, is not effective until one year after the Contract Date).

     BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 AND OUR GENERAL ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. OUR GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. HENCE THIS PROSPECTUS GENERALLY DISCUSSES ONLY THE VARIABLE PORTION OF THE CONTRACT. WE UNDERSTAND THAT THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.


BENEFICIARY

     The beneficiary and any contingent beneficiary are named in the application
for the Contract.   However, unless the beneficiary has been irrevocably
designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

OWNERSHIP

     As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. No contingent owner of the Contract may be named.

     You may transfer ownership of the Contract to another person, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us transfer instructions. Documentation for the foregoing must be received at our administrative office before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

     You may not assign, pledge, or transfer your Contract, unless permitted by law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary. Any assignment may have adverse tax consequences, and therefore you should consult a competent tax adviser before making any such designations, transfers, or assignments.


                          FEDERAL INCOME TAX CONSIDERATIONS

NOTE: GREAT AMERICAN RESERVE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY
INDIVIDUAL.   YOU SHOULD  CONSULT  YOUR OWN TAX ADVISER  ABOUT YOUR OWN
CIRCUMSTANCES. GREAT AMERICAN RESERVE HAS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION AN ADDITIONAL DISCUSSION REGARDING TAXES.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the ACode") for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - qualified or non-qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income. When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     A Contract purchased by an individual under a tax-qualified pension plan or employer sponsored program, or as an individual retirement annuity ("IRA"), is referred to as a tax-qualified Contract. Examples of qualified Contracts are IRAs and tax-sheltered annuities (sometimes referred to as 403(b) Contracts). A Contract which is not purchased under such a plan or program, or is not purchased as an IRA, is referred to as a non-qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS --  QUALIFIED CONTRACTS

     The above information describing the taxation of non-qualified Contracts does not apply to qualified Contracts. There are special rules that govern with respect to qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Great American Reserve believes that the Funds are being managed so as to comply with such requirements.


INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Great American Reserve would be considered the owner of the shares of the Funds. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select funds, to make transfers among the funds or the number and type of funds owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

     Due to the uncertainty in this area, Great American Reserve reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . .    2
     Total Return Information. . . . . . . . . . . . . . . . . . . . . . .    2
     Comparisons of Total Return . . . . . . . . . . . . . . . . . . . . .    3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .    4

FEDERAL INCOME TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . .    5
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . .    6
     Multiple Contracts. . . . . . . . . . . . . . . . . . . . . . . . . .    7
     Contracts Owned by Other than Natural Persons . . . . . . . . . . . .    7
     Tax Treatment of Assignments. . . . . . . . . . . . . . . . . . . . .    7
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . .    8
     Tax Treatment of Withdrawals - Non-Qualified Contracts. . . . . . . .    8
     Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
     Tax Treatment of Withdrawals - Qualified Contracts. . . . . . . . . .   11
     Tax-Sheltered Annuities - Withdrawal Limitations. . . . . . . . . . .   12

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . . .   12

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .   12

                         STATEMENT OF ADDITIONAL INFORMATION

                                  SEPTEMBER 1, 1998

                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                          OF

                       GREAT AMERICAN RESERVE INSURANCE COMPANY
 ADMINISTRATIVE OFFICE:  11825 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA  46032
                                PHONE:  (800) 437-3506

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                              FLEXIBLE PURCHASE PAYMENTS

          THIS STATEMENT OF ADDITIONAL INFORMATION (WHICH IS NOT A PROSPECTUS) SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS FOR RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT, DATED OCTOBER __, 1998. YOU MAY OBTAIN A COPY OF THE CURRENT PROSPECTUS BY WRITING TO OR CALLING CONSECO EQUITY SALES, INC., 11825 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032, TELEPHONE: (800) 437-3506

                                  TABLE OF CONTENTS
                                                                            Page
                                                                            ----

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
     Total Return Information. . . . . . . . . . . . . . . . . . . . . . . . . 2
     Comparisons of Total Return . . . . . . . . . . . . . . . . . . . . . . . 3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . 4

FEDERAL INCOME TAX CONSIDERATIONS  . . . . . . . . . . . . . . . . . . . . . . 5
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Multiple Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Contracts Owned by Other than Natural Persons . . . . . . . . . . . . . . 7
     Tax Treatment of Assignments. . . . . . . . . . . . . . . . . . . . . . . 7
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Tax Treatment of Withdrawals - Non-Qualified Contracts. . . . . . . . . . 8
     Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Tax Treatment of Withdrawals - Qualified Contracts. . . . . . . . . . . .11
     Tax-Sheltered Annuities - Withdrawal Limitations. . . . . . . . . . . . .12

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .12

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

                               PERFORMANCE INFORMATION

TOTAL RETURN INFORMATION

From time to time, each of the Separate Account subaccounts (other than the U.S. Government Money Market subaccount) may include its total return for prior periods in advertisements or reports to Contract Owners or prospective Contract Owners. Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the subaccount over a period of at least one, five and ten years or for the life of the subaccount. Other total return quotations also may be included. Total return of a subaccount is calculated from two factors: the amount of dividends earned by each subaccount and by the increase or decrease in value of the subaccount's unit value.

The average annual total return of each subaccount of the Separate Account for the period beginning with the commencement of operations to July 31, 1998 is set forth in the following table. Prior to the restructuring of the subaccounts on _______________, 1998, the subaccounts were subject to expenses to which they and the underlying Funds will not necessarily be subject going forward. Accordingly, the performance information below has been adjusted by applying the anticipated total expense rations for each subaccount and its underlying Fund.

                                                               AVERAGE ANNUAL
                                                                TOTAL RETURN
                                                DATE OF        FOR THE PERIOD
                                            COMMENCEMENT OF      ENDING JULY
                                               OPERATIONS          31,1998
 Nova Subaccount
 Ursa Subaccount
 OTC Subaccount
 Precious Metals Subaccount
 U.S. Government Bond Subaccount
 Juno Subaccount
 U.S. Government Money Market Subaccount

The average annual rates of total return are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the
                            n
following formula: P(1 + T) = ERV. In the formula, P is a hypothetical purchase payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the period shown.

COMPARISONS OF TOTAL RETURN

Performance information for each of the Separate Account subaccounts contained in reports to Contract Owners or prospective Contract Owners, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes for the same period. In conjunction with performance reports, promotional literature, and/or analyses of Contract Owner service for a subaccount, comparisons of the performance information of the subaccount for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a subaccount's investment performance.

In particular, performance information for the Nova subaccount, the Ursa subaccount, and the Precious Metals subaccount may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index-TM- (the "S&P 500 Index") or the Dow Jones Industrial Average. Performance information for the Precious Metals subaccount also may be compared to the current benchmark for the Precious Metals subaccount, Philadelphia Stock Exchange Gold/Silver Index-TM- (the "XAU Index"). Performance information for the OTC subaccount may be compared to various unmanaged indexes, including, but not limited to the current benchmark for the OTC Fund, NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The NASDAQ Composite Index-TM- comparison may be provided to show how the OTC subaccount's total return compares to the record of a broad average of over-the-counter stock prices over the same period. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. The NASDAQ Composite Index-TM- is based on the prices of an unmanaged group of stocks and, unlike the OTC Fund's returns, the returns of the NASDAQ Composite Index-TM-, and such other unmanaged indexes, may assume the reinvestment of dividends, but generally do not reflect payments of brokerage commissions or deductions for operating costs and other expenses of investing. Performance information for the U.S. Government Bond subaccount and the Juno subaccount may be compared to the price movement of the current long treasury bond (the "Long Bond") and to various unmanaged indexes, including, but not limited to, the Shearson Lehman Government (LT) Index-TM-. Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of Contract Owner service appearing in publications such as MONEY, FORBES,

KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., THE MORNINGSTAR VARIABLE ANNUITY/LIFE REPORTER, VARDS, and similar sources which utilize information compiled internally or by Lipper Analytical Services, Inc., may be provided.

From time to time, each subaccount, other than the U.S. Government Money Market subaccount, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the subaccount with other measures of investment return. For example, in comparing the total return of a subaccount with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 Index or the Dow Jones Industrial Average for each of the Nova subaccount and the Ursa subaccount, the NASDAQ 100 Index-TM- for the OTC subaccount, the XAU Index for the Precious Metals subaccount, and the Lehman Government (LT) Index for the U.S. Government Bond subaccount and the Juno subaccount, Great American Reserve may calculate for each subaccount the aggregate total return for the specified periods of time by assuming the allocation of $10,000 to the subaccount and assuming the reinvestment of each dividend or other distribution at Accumulation Unit value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each subaccount may show non-standardized total returns and average annual total returns that do not include the withdrawal charge (ranging from 7% to 0%) which, if included, would reduce total return. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.


                              DISTRIBUTION OF CONTRACTS

Conseco Equity Sales, Inc., 11825 North Pennsylvania Street, Carmel, Indiana
46032, is the principal underwriter of the Contracts.  Prior to October    ,
1998, PADCO Financial Services, Inc., was the principal underwriter of the Contracts. The offering of the Contracts is continuous, although Great American Reserve reserves the right to suspend the offer and sale of the Contracts whenever, in its opinion, market or other conditions make a suspension appropriate. CES is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by authorized broker-dealers, and their registered representatives, including registered representatives of CES. The broker-dealers and their registered representatives are also licensed insurance agents of Great American Reserve. Great American Reserve and its principal underwriter pay commissions to authorized broker-dealers not exceeding 6.0% of purchase payments.

                          FEDERAL INCOME TAX CONSIDERATIONS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON GREAT AMERICAN RESERVE'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. GREAT AMERICAN RESERVE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. GREAT AMERICAN RESERVE
DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS.   PURCHASERS BEAR THE
COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Great American Reserve is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Great American Reserve, and its operations form a part of Great American Reserve.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract.
The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
(2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and
(4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Great American Reserve intends that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue

Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, Great American Reserve reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Great American Reserve's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE v. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Great American Reserve in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of such Contract Owner and his or her designated Beneficiary; (d) distributions to a Contract Owner who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Contract Owner to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Contract Owner for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Contract Owner which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual

Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: (1) when the Contract Owner attains age
59 1/2; (2) when the Contract Owner separates from service; (3) when the Contract Owner dies; (4) when the Contract Owner becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to the terms of a Qualified Domestic Relations Order. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                               INDEPENDENT ACCOUNTANTS

The financial statements of Great American Reserve Insurance Company, for Great American Reserve's fiscal year ended December 31, 1997, and of the Separate Account, for the Separate Account's fiscal year ended December 31, 1997, included in the Statement of Additional Information, have been audited by _______________________, independent certified public accounts, and
_____________________, independent certified public accountants, respectively, whose reports thereon appear elsewhere therein, and have been included in reliance on the reports of ________________, given upon their authority as experts in accounting and auditing.


                                 FINANCIAL STATEMENTS


The financial statements of Great American Reserve should be considered only as bearing upon the ability of Great American Reserve to meet its obligations under the Contracts.

                                        PART A


                         INFORMATION REQUIRED IN A PROSPECTUS

                                        PART B


                         INFORMATION REQUIRED IN A STATEMENT

                              OF ADDITIONAL INFORMATION

                                        PART C


                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements of the Registrant:

          [To be filed by Amendment.]

          Financial Statements of the Depositor:

          [To be filed by Amendment.]

     (b)  Exhibits

          1. (a) Resolutions of Board of Directors of Great American Reserve Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit b(1) to initial Registration Statement on Form N-3 filed on May 2, 1996 (CIK 0001013169; Accession No. 0000906287-96-000070).

               (b) Resolutions of the Board of Directors of Great American Reserve Insurance Company authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. [To be filed by Amendment].

               (c) Resolutions of the Board of Managers of the Registrant authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. [To be filed by Amendment].

          2.   Not Applicable.

          3. (a) Underwriting Agreement Among Great American Reserve Insurance Company, the Rydex Advisor Variable Annuity Account, and Conseco Equity Sales, Inc. [To be filed by Amendment.]

               (b) Form of Group Selling Agreement Among Great American Reserve Insurance Company, Conseco Equity Sales, Inc., Broker, and Insurance Agent. [To be filed by Amendment.]

          4. (a) Form of Variable Annuity Contract. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996. (CIK No. 0001013169; Accession No.
                    0000906287-96-000070).

               (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit). Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997. (CIK No. 0001013169; Accession No. 0000906287-97-000264).

          5. Form of Applications for Variable Annuity Contract. Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997. (CIK No. 0001013169; Accession No. 0000906287-97-000264).

          6. Certificate of Incorporation and Bylaws of Great American Reserve Insurance Company. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996. (CIK No. 0001013169; Accession No. 0000906287-96-000070).

          7.   None.

          8. Participation Agreement between Great American Reserve Insurance Company, Rydex Variable Trust and PADCO Financial Services, Inc. [To be filed by Amendment.]

          9. Opinion of Counsel and Consent to its use as to the legality of the securities registered and indicating that they will be legally issued and will represent binding obligations of Great American Reserve Insurance Company.

          10.  Consent of Auditors.  [To be filed by Amendment.]

          11.  None.

          12.  None.

          13. Schedule for Computation of Performance Quotations. [To be filed by Amendment.]

          14.  Limited Power of Attorney

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of (a) the officers and trustees of the Great American Reserve Insurance Company who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts and (b) the executive officers of the Great American Reserve.

          STEPHEN C. HILBERT                      THOMAS J. KILIAN
          Chairman and Director                   President and Director

          NGAIRE E. CUNEO                         ROLLIN M. DICK
          Director                                Executive Vice President,
                                                  Chief Financial Officer and
                                                  Director

          JOHN SABL
          Executive Vice President,
          General Counsel, Secretary and Director

          The business address of the directors and officers is Great American Reserve Insurance Company, 11825 North Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The following information concerns those companies that may be deemed to be controlled by or under common control with Great American Reserve Insurance Company. Conseco, Inc. owns 100% of each of the companies listed below, unless indicated otherwise:

          Conseco, Inc.

          Conseco Risk Management, Inc.
               Wells & Company
               CRM Acquisition Company
                    Wellsco, Inc.

          Conseco Mortgage Capital, Inc.

          Conseco Group Risk Management, Inc.

          Conseco Capital Management, Inc.

          Conseco Private Capital Group, Inc.

          Conseco Equity Sales, Inc.

          Lincoln American Life Insurance Company

          Marketing Distribution Systems Consulting Group, Inc.
               MDS Securities Incorporated
               BankMark School of Business, Inc.
               Investment Services Center of Delaware, Inc.
               BankMark, Inc.
               Community Insurance Agency, Inc.
               InveStar Insurance Agency, Inc. (IN)
               InveStar Insurance Agency, Inc. (OH)
               Marketing Distribution Systems, Inc.
               MDS of New Jersey, Inc.
                    Community Insurance Agency, Inc.

          CIHC, Incorporated
               NACT, Inc.
               Conseco Services, L.L.C.
                    Conseco Marketing LLC
               Conseco Entertainment Nevada, Inc.
               American Travellers Insurance Services Company, Inc.
               Conseco L.L.C.

               Conseco Global Investments, Inc.
               CNC Real Estate, Inc.
               Bankers National Life Insurance Company
                    National Fidelity Life Insurance Company
               K.F. Acquisition Corporation
               Jefferson National Life Insurance Company of Texas
                    Beneficial Standard Life Insurance Company
                    Great American Reserve Insurance Company
                    American Travellers Life Insurance Company
                         Conseco Life Insurance Company of New York
                         United General Life Insurance Company
                         Continental Life Insurance Company
               Conseco Financial Services, Inc.
               Eagles' National Corporation
               Bankers Life Insurance Company of Illinois
                    Bankers Life and Casualty Company
                         Certified Life Insurance Company
               Capitol American Financial Corporation
                    Capitol Insurance Company of Ohio*
                    Capital American Life Insurance Company
                         Capitol National Life Insurance Company
                         Frontier National Life Insurance Company
               K.F. Agency Inc. of Texas
               Colonial Penn Life Insurance Company
                    C.P. Real Estate Services Corp.
                    Hawthorne Advertising Agency Incorporated
               Providential Life Insurance Company
                    Eagle Mortgage Company, Inc.
                    U.S. Insurance Marketing, Inc.
               K.F. Insurance Agency of Massachusetts, Inc.
               Wabash Life Insurance Company
                    Conseco Life Insurance company
                    Philadelphia Life Insurance Company
                         Lamar Life Insurance Company
                    Independent Processing Services, Inc.
                    Conseco Travel Services, inc.
               K.F. Agency, Inc.
               American Life Holdings, Inc.
                    American Life and Casualty Marketing Division Co. American Life and Casualty Insurance Company
                         Vulcan Life Insurance Company**
                    Automobile Underwriters Corporation
                          Automobile Underwriters Incorporated
                          Statesman Data Services, Inc.
               Pioneer Financial Services, Inc.
                    PL Holdings, Inc.
                    Integrated Networks, Inc.
                    Administrators Service Corporation
                    National Benefit Plans, Inc.
                         Design Securities Corporation
                         Conseco Teleservices, Inc.
                         Target Ad Group, Inc.

                         Design Benefit Plans, Inc.
                              Continental Marketing Corporation of Illinois,
                                Inc.
                              DBP of Nevada, Inc.
                              Design Benefit Plans of Oregon, Inc.
                    Pioneer Life Insurance Company
                         Health and Life Insurance Company of America
                         Manhattan National Life Insurance Company
                              Connecticut National Life Insurance Company
                              MNL Marketing Corporation
                    Business Information Group, Inc.
                    Geneva International Insurance Company, Inc.
                    Response Air Ambulance Network, Inc.
                    United Life Holdings, Inc.
                    Direct Financial Services, Inc.
                         Erie International Insurance Company, Inc.
                         Association Management Corporation
                              Pioneer Savers Plan, Inc.
                              Independent Savers Plan, Inc.
                         Network Air Medical Systems, Inc.
                         Partners Health Group, Inc.
                         Personal Healthcare, Inc.
                              Healthscape, Inc.
                         Preferred Health Choice, Inc.
                    Markman International, L.L.C.
                    United Group Holdings, Inc.
                    National Group Life Insurance Company
                    Continental Life and Accident Company

          Conseco Entertainment, Inc.
               Conseco Entertainment, L.L.C.

          Conseco HPLP, L.L.C.

          Washington National Corporation
               Anchor Corporation
               Washington National Financial Services, Inc.
               Washington National Insurance Company
                    Washington National Development Company
                    United Presidential Corporation
                    United Presidential Life Insurance Company
                    Diversified National Corporation

     *    Mutual Assessment Life and Accident Association.
     ** Conseco, Inc. owns 98% of Vulcan Life Insurance Company's voting securities.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of June 30, 1998, there were:

          204 Contract Owners of qualified variable annuity contracts; and 490 Contract Owners of nonqualified variable annuity contracts.

ITEM 28.  INDEMNIFICATION

          Article VI of the By-Laws of Great American Reserve Life Insurance Company generally provide that the Company shall indemnify its directors and officers against liabilities incurred in acting as directors and officers if they acted in good faith and in a manner they reasonably believed to be in the best interest of the Company and, with respect to any criminal action or proceeding, had no reasonable cause to believe their conduct was unlawful. See the By-Laws of the Company, filed as Exhibit (6) to this Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to members of the Board of Directors, officers, and controlling persons of the Company pursuant to the provisions described under "Indemnification" or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Company of expenses incurred or paid by a member of the Board of Directors, officer, or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer, or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Conseco Equity Sales, Inc. is principal underwriter for the following other investment companies (other than the Registrant):


               Great American Reserve Variable Annuity Account C
               Great American Reserve Variable Annuity Account E
               Great American Reserve Variable Annuity Account G
               Conseco Fund Group

          (b) Conseco Equity Sales, Inc. ("CES") is principal underwriter for the Registrant and for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

                                        POSITIONS AND OFFICES
      NAME                                 WITH UNDERWRITER

L. Gregory Gloeckner              President and Director

William P. Latimer                Vice President, Senior Counsel, Secretary
                                  and Director

James S. Adams                    Senior Vice President, Treasurer and
                                  Director

                                        POSITIONS AND OFFICES
      NAME                                 WITH UNDERWRITER

William T. Devanney, Jr.          Senior Vice President, Corporate Taxes

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other document of the Registrant required by
          Section 31(a) of the Investment Company Act of 1940 is as follows:

          Lowell Short
          Great American Reserve Insurance Company
          11825 North Pennsylvania Street
          Carmel, Indiana  46032

ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

          (b) The Registrant hereby undertakes to include, as part of any application to purchase a Contract, a space that an applicant can check to request a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

          (d) The Registrant is relying on a no-action letter issued to the American Council of Life Insurance, published November 28, 1988, relating to Section 403(b)(11) of the Internal Revenue Code and Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940. The Registrant hereby represents that it has complied with the provisions paragraphs (1) through (4) of said no-action letter.

          (e) Great American Reserve Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Great American Reserve Insurance Company.

                                      SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 8 to be signed on its behalf, in the City of Carmel, State of Indiana on this 11th day of August, 1998.


                              RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                                           (Registrant)


                              By:  GREAT AMERICAN RESERVE INSURANCE COMPANY
                                            (Depositor)


                              By: /s/ Thomas J. Kilian
                                 -----------------------------------------------
                                      Thomas J. Kilian, President

                              By:  GREAT AMERICAN RESERVE INSURANCE COMPANY
                                                   (Depositor)


                              By: /s/ Thomas J. Kilian
                                 -----------------------------------------------


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following officers and directors of Great American Reserve Insurance Company, in the capacities indicated, on the 11th day of August, 1998.


        SIGNATURE                                      TITLE

/s/ STEPHEN C. HILBERT                      Chairman of the Board
---------------------------                 (Chief Executive Officer)
Stephen C. Hilbert

/s/ ROLLIN M. DICK                          Executive Vice President, Chief
---------------------------                 Financial Officer and Director
Rollin M. Dick

/s/ JAMES S. ADAMS                          Senior Vice President and
---------------------------                 Treasurer
James S. Adams                              (Chief Accounting Officer)

                                            Director
---------------------------
Ngaire E. Cuneo

/s/ THOMAS J. KILIAN                        Director and President
---------------------------
Thomas J. Kilian

/s/ JOHN J. SABL                            Director
---------------------------
John J. Sabl

                                   EXHIBIT INDEX


                                         C-9